Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for Mr. Prabhu ($) (2)	Summary Compensation Table Total for Mr. Williams ($) (2)	Compensation Actually Paid to Mr. Prabhu ($) (3)	Compensation Actually Paid to Mr. Williams ($) (3)	Average Summary Compensation Table Total for non-PEO NEOs ($) (2)	Average Summary Compensation Actually Paid to non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss) (in thousands)
2024	$3,368	N/A	$11,841	N/A	$1,378,033	$1,124,862	$82.48	$28,750
2023	$10,105	N/A	$56,104	N/A	$545,792	$579,302	$82.72	$33,714
2022	$22,315	$1,026,654	$(118,733)	$594,325	$726,602	$(86,785)	$40.84	$(187,833)

Named Executive Officers, Footnote	The PEOs and NEOs for the applicable years were as follows:
•2024: Mr. Prabhu served as the Company’s PEO for the entirety of 2023. The Company’s other NEO was Mr. Filson.
•2023: Mr. Prabhu served as the Company’s PEO for the entirety of 2023. The Company’s other NEOs were Mr. Filson and until her resignation effective April 30, 2023, Ms. Dory Black.
•2022: Mr. Robert Williams served as the Company’s PEO until his separation from service on September 28, 2022, and Mr. Prabhu served as the Company’s PEO thereafter. The Company’s other NEOs were Mr. Filson and Ms. Black.
			Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Messrs. Williams and Prabhu and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the NEOs other than the individual serving as PEO for all or a portion of such years.
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for Mr. Williams and Mr. Prabhu in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

PEOs
Year	Summary Compensation Total ($)(a)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Add/(Subtract) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(e)	Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Minus Fair Value As of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Add Dividends Paid on Stock Awards Prior to the Vesting Date that Are Not Otherwise Included in the Total Compensation ($)(h)	Compensation Actually Paid ($)
Sreeniwas Prabhu
2024	$3,368	$—	$—		$8,473	$—	$—	$—	$11,841
2023	$10,105	$—	$—	$30,894	$15,105	$—	$—	$—	$56,104
2022	$22,315	$—	$—	$(122,628)	$(18,420)	$—	$—	$—	$(118,733)
Robert Williams
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	$1,026,654	$(326,654)	$—	$—	$(756,573)	$302,539	$—	$348,359	$594,325
(a) Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of stock awards granted to Mr. Williams and Mr. Prabhu reported in the Summary Compensation Table during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(c) Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Williams’ and Mr. Prabhu’s outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding stock awards granted in prior fiscal years and held by Mr. Williams and Mr. Prabhu as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by Mr. Williams and Mr. Prabhu that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(f) Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g) Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(h) Represents the aggregate value of dividends paid on outstanding and unvested stock awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 1,378,033	$ 545,792	$ 726,602
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,124,862	579,302	(86,785)
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average total compensation reported for the NEOs other than the individuals serving as PEO in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

Other NEOs Average (a)
Year	Summary Compensation Total ($)(a)	Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year ($)(c)	Add/(Subtract) Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(e)	Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(f)	Minus Fair Value As of Prior Fiscal Year-End of Stock Options and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Add Dividends Paid on Stock Awards Prior to the Vesting Date that Are Not Otherwise Included in the Total Compensation ($)(h)	Compensation Actually Paid ($)
2024	$1,378,033	$(475,006)	$282,121	$(131,220)	$70,934	$—	$—	$—	$1,124,862
2023	$545,792	$(79,167)	$101,840	$130,440	$56,554	$—	$(176,157)	$—	$579,302
2022	$726,602	$(173,332)	$59,331	$(608,048)	$(91,338)	$—	$—	$—	$(86,785)

(a) Please see footnote 1 for the NEOs (other than PEOs) included in the average for each indicated fiscal year.
(b) Represents the average total compensation as reported in the Summary Compensation Table for the reported NEOs (other than PEOs) in the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of stock awards granted to the reported NEOs (other than PEOs) in the Summary Compensation Table during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end of the reported NEOs’ (other than PEOs) outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding stock awards granted in prior fiscal years and held by the NEOs (other than PEOs) as of the last day of the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f) Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award held by the NEOs (other than PEOs) that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the Company’s methodology used for financial reporting purposes.
(g) Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h) Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(i) Represents the average aggregate value of dividends paid on outstanding and unvested stock awards held by the NEOs (other than PEOs) in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 82.48	82.72	40.84
Net Income (Loss)			$ 28,750,000	$ 33,714,000	(187,833,000)
PEO Name	Mr. Prabhu	Mr. Robert Williams	Mr. Prabhu	Mr. Prabhu
Additional 402(v) Disclosure			Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Sreeniwas Prabhu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,368	$ 10,105	22,315
PEO Actually Paid Compensation Amount			11,841	56,104	(118,733)
Robert Williams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,026,654
PEO Actually Paid Compensation Amount					594,325
PEO | Sreeniwas Prabhu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Sreeniwas Prabhu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Sreeniwas Prabhu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				30,894	(122,628)
PEO | Sreeniwas Prabhu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Sreeniwas Prabhu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,473	15,105	(18,420)
PEO | Sreeniwas Prabhu [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Sreeniwas Prabhu [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Robert Williams [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(326,654)
PEO | Robert Williams [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Robert Williams [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Robert Williams [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					302,539
PEO | Robert Williams [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(756,573)
PEO | Robert Williams [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Robert Williams [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					348,359
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(475,006)	(79,167)	(173,332)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			282,121	101,840	59,331
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(131,220)	130,440	(608,048)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			70,934	56,554	(91,338)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(176,157)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0